Fixed assets - Schedule of Fixed Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Cost	R$ 31,088	R$ 30,914
Depreciation	(17,951)	(17,339)
Impairment	(502)	(312)
Residual	12,635	13,263
Real Estate
Disclosure of fair value measurement of assets [line items]
Cost	10,414	9,738
Depreciation	(4,153)	(3,934)
Impairment	(434)	(244)
Residual	5,827	5,560
Real Estate | Land
Disclosure of fair value measurement of assets [line items]
Cost	1,965	1,997
Residual	1,965	1,997
Real Estate | Buildings and improvements
Disclosure of fair value measurement of assets [line items]
Cost	8,449	7,741
Depreciation	(4,153)	(3,934)
Impairment	(434)	(244)
Residual	R$ 3,862	R$ 3,563
Real Estate | Buildings and improvements | Minimum
Disclosure of fair value measurement of assets [line items]
Annual depreciation rates	4.00%	4.00%
Real Estate | Buildings and improvements | Maximum
Disclosure of fair value measurement of assets [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets
Disclosure of fair value measurement of assets [line items]
Cost	R$ 20,674	R$ 21,176
Depreciation	(13,798)	(13,405)
Impairment	(68)	(68)
Residual	6,808	7,703
Other fixed assets | Installations and furniture
Disclosure of fair value measurement of assets [line items]
Cost	3,638	3,524
Depreciation	(2,781)	(2,693)
Impairment	(17)	(17)
Residual	R$ 840	R$ 814
Other fixed assets | Installations and furniture | Minimum
Disclosure of fair value measurement of assets [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets | Installations and furniture | Maximum
Disclosure of fair value measurement of assets [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets | Data processing systems
Disclosure of fair value measurement of assets [line items]
Cost	R$ 9,504	R$ 9,424
Depreciation	(8,231)	(7,991)
Impairment	(51)	(51)
Residual	R$ 1,222	R$ 1,382
Other fixed assets | Data processing systems | Minimum
Disclosure of fair value measurement of assets [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets | Data processing systems | Maximum
Disclosure of fair value measurement of assets [line items]
Annual depreciation rates	50.00%	50.00%
Other fixed assets | Works of art
Disclosure of fair value measurement of assets [line items]
Cost	R$ 155
Depreciation	0
Residual	155
Other fixed assets | Right of use
Disclosure of fair value measurement of assets [line items]
Cost	4,943	R$ 5,431
Depreciation	(1,395)	(1,361)
Residual	3,548	4,070
Other fixed assets | Other
Disclosure of fair value measurement of assets [line items]
Cost	2,434	2,797
Depreciation	(1,391)	(1,360)
Residual	R$ 1,043	R$ 1,437
Other fixed assets | Other | Minimum
Disclosure of fair value measurement of assets [line items]
Annual depreciation rates	10.00%	11.00%
Other fixed assets | Other | Maximum
Disclosure of fair value measurement of assets [line items]
Annual depreciation rates	20.00%	20.00%